Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Net cash provided by investing activities	$ 104,583	$ (177,552)	$ (6,183,764)
Advertising costs	$ 42,000	$ 47,900	$ 57,900
Weighted Average
Summary Of Significant Accounting Policies [Line Items]
Intangible life (years)	11 years
Licensing Agreements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible life (years)	3 years
Licensing Agreements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible life (years)	15 years
Licensing Agreements | Weighted Average
Summary Of Significant Accounting Policies [Line Items]
Intangible life (years)	12 years
Developed technology | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible life (years)	1 year
Developed technology | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible life (years)	20 years
Developed technology | Weighted Average
Summary Of Significant Accounting Policies [Line Items]
Intangible life (years)	11 years
Trade Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	89.00%	84.00%
Number of customers | customer		3
Accounting Standards Update 2016-18
Summary Of Significant Accounting Policies [Line Items]
Net cash provided by investing activities	$ 36,200
Sales Revenue, Net [Member] | Product Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	12.00%	0.00%	0.00%